Goodwill and Other Intangible Assets, Net - Schedule of Intangible Assets (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Intangible assets, net beginning balance				$ 3,181,880	$ 3,181,880	$ 3,702,649
Amortization expense	$ (16,083)	$ (16,083)	(47,723)	(50,089)	(66,173)	(110,544)
Impairment of intangible assets						(410,225)
Sale of CTI					(13,086)
Intangible assets, net ending balance	3,054,898		3,054,898			3,181,880
Trademark [Member]
Intangible assets, net beginning balance			2,524,000	2,524,000	2,524,000	2,524,000
Amortization expense
Impairment of intangible assets
Sale of CTI
Intangible assets, net ending balance	2,524,000		2,524,000		2,524,000	2,524,000
Franchise Agreements [Member]
Intangible assets, net beginning balance			578,621	642,429	642,429	1,157,204
Amortization expense			(47,723)		(63,808)	(104,550)
Impairment of intangible assets						(410,225)
Sale of CTI
Intangible assets, net ending balance	$ 530,898		$ 530,898		$ 578,621	642,429
Weighted average remaining amortization period at December 31, 2018 (in years)			8 years 7 months 6 days		9 years 1 month 6 days
Non-Compete Agreement [Member]
Intangible assets, net beginning balance				$ 15,451	$ 15,451	21,445
Amortization expense					(2,365)	(5,994)
Impairment of intangible assets
Sale of CTI					(13,086)
Intangible assets, net ending balance						$ 15,451
Weighted average remaining amortization period at December 31, 2018 (in years)					0 years